Employees' Leaving Entitlement - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of turnover rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	€ (68)	€ (118)
Quantitative sensitivity analysis, decrease	75	132
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	259	298
Quantitative sensitivity analysis, decrease	(256)	(292)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	(402)	(461)
Quantitative sensitivity analysis, decrease	€ 417	€ 479